Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Allowance for Loan Losses [Abstract]
Allowance for loan losses
Changes in the allowance for loan losses for the years ended December 31 are as follows:

	December 31
	2012	2011	2010

Balance, Beginning of Year	$15,649,594	$28,280,077	$31,400,641

Provision for Loan Losses	6,784,767	8,250,000	13,350,000
Loans Charged Off	(10,454,175)	(22,850,673)	(17,622,454)
Recoveries of Loans Previously Charged Off	756,735	1,970,190	1,151,890

Balance, End of Year	$12,736,921	$15,649,594	$28,280,077

The following tables detail activity in the allowance for loan losses, segregated by class of loan, for the years ended December 31.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other loan categories and periodically may result in reallocation within the provision categories.

2012	Beginning Balance	Charge-Offs	Recoveries	Provision	Ending Balance

Commercial and Agricultural
Commercial	$1,070,560	$(653,389)	$139,802	$424,048	$981,021
Agricultural	297,168	(3,028)	-	2,035	296,175

Real Estate
Commercial Construction	3,122,594	(4,106,124)	209,352	2,664,378	1,890,200
Residential Construction	138,092	-	-	-	138,092
Commercial	6,448,064	(4,325,642)	232,880	2,807,537	5,162,839
Residential	3,695,357	(960,620)	47,690	623,520	3,405,947
Farmland	364,663	(224,725)	4,716	145,872	290,526

Consumer and Other
Consumer	205,154	(169,249)	81,956	109,913	227,774
Other	307,942	(11,398)	40,339	7,464	344,347

	$15,649,594	$(10,454,175)	$756,735	$6,784,767	$12,736,921

2011

Commercial and Agricultural
Commercial	$4,414,817	$(841,887)	$127,490	$(2,629,860)	$1,070,560
Agricultural	698,637	(455,165)	454,453	(400,757)	297,168

Real Estate
Commercial Construction	4,126,043	(6,957,181)	557,168	5,396,564	3,122,594
Residential Construction	519,766	(481)	-	(381,193)	138,092
Commercial	8,029,525	(12,492,097)	527,996	10,382,640	6,448,064
Residential	5,941,696	(1,704,887)	149,173	(690,625)	3,695,357
Farmland	944,323	(60,447)	411	(519,624)	364,663

Consumer and Other
Consumer	3,074,220	(222,878)	145,279	(2,791,467)	205,154
Other	531,050	(115,650)	8,220	(115,678)	307,942

	$28,280,077	$(22,850,673)	$1,970,190	$8,250,000	$15,649,594

2010	Beginning Balance	Charge-Offs	Recoveries	Provision	Ending Balance

Commercial and Agricultural
Commercial	$3,930,760	$(469,214)	$80,181	$873,090	$4,414,817
Agricultural	779,337	(255,627)	1,377	173,550	698,637

Real Estate
Commercial Construction	7,402,484	(4,648,124)	184,868	1,186,815	4,126,043
Residential Construction	447,676	-	-	72,090	519,766
Commercial	8,790,443	(7,459,619)	141,931	6,556,770	8,029,525
Residential	5,025,839	(2,929,668)	439,940	3,405,585	5,941,696
Farmland	942,019	(271,750)	7,639	266,415	944,323

Consumer and Other
Consumer	2,826,058	(548,834)	245,641	551,355	3,074,220
Other	1,256,025	(1,039,618)	50,313	264,330	531,050

	$31,400,641	$(17,622,454)	$1,151,890	$13,350,000	$28,280,077

Allowance for loan losses, segregated by impairment methodology
The Company determines its individual loan reserves during its quarterly review of substandard loans.  This process involves reviewing all loans with a risk grade of 6 or greater and an outstanding relationship balance of $50,000 or more, regardless of the loan's impairment classification.  Since not all loans in the substandard category are considered impaired, this quarterly review process may result in the identification of specific reserves on nonimpaired loans.  Management considers those loans graded substandard, but not classified as impaired, to be higher risk loans and will make specific allocations of the allowance to those loans if warranted.  Since these loans are not considered impaired, they are included in the "Collectively Evaluated for Impairment" column of the following tables.  At December 31, 2012 and 2011, substandard loans, not classified as impaired, for which a specific allocation was made totaled $10,795,911 and $16,746,384, respectively.  The specific allocation associated with these loans for December 31, 2012 and 2011 was $898,773 and $1,926,438.  At December 31, 2012, 2011 and 2010, impaired loans totaling $1,026,624, $995,168 and $976,971, respectively, were below the $50,000 review threshold and were not individually reviewed for impairment.  Those loans were subject to the bank's general loan loss reserve methodology and are included in the "Collectively Evaluated for Impairment" column of the following tables.  The following tables present breakdowns of the allowance for loan losses, segregated by impairment methodology for December 31, 2012 and 2011:

	Ending Allowance Balance			Ending Loan Balance
2012	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$462,555	$518,466	$981,021	$2,512,133	$53,172,359	$55,684,492
Agricultural	-	296,175	296,175	-	6,210,953	6,210,953

Real Estate
Commercial Construction	1,732,534	157,666	1,890,200	13,892,135	39,915,921	53,808,056
Residential Construction	-	138,092	138,092	-	5,852,238	5,852,238
Commercial	1,236,526	3,926,313	5,162,839	28,205,405	306,180,772	334,386,177
Residential	840,492	2,565,455	3,405,947	8,022,249	195,822,273	203,844,522
Farmland	-	290,526	290,526	2,393,775	46,663,086	49,056,861

Consumer and Other
Consumer	-	227,774	227,774	28,007	29,749,769	29,777,776
Other	-	344,347	344,347	17,491	8,411,445	8,428,936

Total End of Year Balance	$4,272,107	$8,464,814	$12,736,921	$55,071,195	$691,978,816	$747,050,011

	Ending Allowance Balance			Ending Loan Balance
2011	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$308,211	$762,349	$1,070,560	$2,237,878	$46,748,224	$48,986,102
Agricultural	-	297,168	297,168	-	8,421,884	8,421,884

Real Estate
Commercial Construction	2,693,571	429,023	3,122,594	24,212,519	34,333,301	58,545,820
Residential Construction	-	138,092	138,092	-	3,530,502	3,530,502
Commercial	2,060,815	4,387,249	6,448,064	35,715,026	279,565,722	315,280,748
Residential	674,998	3,020,359	3,695,357	5,614,744	188,023,073	193,637,817
Farmland	11,878	352,785	364,663	486,683	47,738,723	48,225,406

Consumer and Other
Consumer	1,632	203,522	205,154	9,596	30,439,707	30,449,303
Other	-	307,942	307,942	-	9,243,739	9,243,739

Total End of Year Balance	$5,751,105	$9,898,489	$15,649,594	$68,276,446	$648,044,875	$716,321,321

	Ending Allowance Balance			Ending Loan Balance
2010	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$336,011	$4,078,806	$4,414,817	$2,131,375	$51,088,966	$53,220,341
Agricultural	-	698,637	698,637	274,679	10,277,112	10,551,791

Real Estate
Commercial Construction	3,501,117	624,926	4,126,043	28,392,107	43,917,124	72,309,231
Residential Construction	-	519,766	519,766	194,881	4,178,130	4,373,011
Commercial	7,539,533	489,992	8,029,525	58,562,946	304,315,619	362,878,565
Residential	1,561,952	4,379,744	5,941,696	13,645,907	193,825,906	207,471,813
Farmland	-	944,323	944,323	1,416,538	51,361,851	52,778,389

Consumer and Other
Consumer	3,033	3,071,187	3,074,220	76,420	33,487,443	33,563,863
Other	-	531,050	531,050	113,002	15,990,667	16,103,669

Total End of Year Balance	$12,941,646	$15,338,431	$28,280,077	$104,807,855	$708,442,818	$813,250,673